Subsequent Events, textual (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Line of credit
Liability directly associated with assets held for sale			$ 16,807	$ 0
Dividend declaration | Preferred Shares
Dividend declaration
Dividends Payable, Amount Per Share		$ 0.5
Dividends Payable		$ 3,522
Dividends Payable, Date Of Record		Jan. 25, 2016
Dividends Payable, Date to be Paid		Feb. 01, 2016
Credit facility
Line of credit
Extinguishment Of Debt Amount	$ 16,807
Credit facility | Maxeikositessera
Line of credit
Extinguishment Of Debt Amount		$ 25,109
Credit facility | Maxenteka
Line of credit
Extinguishment Of Debt Amount		25,500
Credit facility | Loan facility for full repayment of Maxdekatria, Glovertwo and Shikokutessera
Line of credit
Line of Credit Facility, Maximum Borrowing Capacity		$ 40,000
Credit facility | Loan facility secured by Torodos Sun
Line of credit
Line of Credit Facility, Maximum Borrowing Capacity	$ 24,500
Line Of Credit Facility Repayment Period	8 years